Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands	Issued capital [member] USD ($)	Reserve of share-based payments [member] USD ($)	Warrants [Member] USD ($)	Share premium [member] USD ($)	Reserve of equity component of convertible instruments [member] USD ($)	Accumulated other comprehensive income [member] USD ($)	Retained earnings [member] USD ($)	USD ($)	CAD ($)
Balance (as recast –(note 3(b)) at Dec. 31, 2014	$ 210,454	$ 3,861	$ 485	$ 20,820	$ 53	$ (1,264)	$ (209,176)	$ 25,233
Statement Line Items [Line Items]
Common shares issued under the ATM (note 9(b)(ii))	8							8
Stock-based compensation		2,500						2,500
Expiry of stock options		(65)		65
Net loss for the year							(11,711)	(11,711)	$ (14,626)
Expiry of Warrants			(250)	250
Translation adjustment						(3,519)		(3,519)
Exercise of warrants (note 9(c))	429		(150)					279
Exercise of stock options	1,075	(556)						519
Conversion of promissory notes(note 7)	342			53	(53)			342
Balance (as recast –(note 3(b)) at Dec. 31, 2015	212,308	5,740	85	21,188		(4,783)	(220,887)	13,651
Statement Line Items [Line Items]
Common shares issued under the ATM (note 9(b)(ii))	5,726							5,726
Stock-based compensation		1,706						1,706
Expiry of stock options		(140)		140
Net loss for the year							(14,240)	(14,240)	(18,627)
Expiry of Warrants			(85)	85
Translation adjustment						485		485
Balance (as recast –(note 3(b)) at Dec. 31, 2016	218,034	7,306		21,413		(4,298)	(235,127)	7,328	$ 9,840
Statement Line Items [Line Items]
Common shares issued under the ATM (note 9(b)(ii))	13,394							13,394
Common shares issued pursuant to purchase agreement (note 9(b)(i))	324							324
Shares issued on redemption of restricted share units	171	(171)
Stock-based compensation		817						817
Expiry of stock options		(1,496)		1,496
Net loss for the year							(11,661)	(11,661)
Translation adjustment
Balance (as recast –(note 3(b)) at Dec. 31, 2017	$ 231,923	$ 6,456		$ 22,909		$ (4,298)	$ (246,788)	$ 10,202